UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)                (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:              3/31/2007

FORM N-Q

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2007 (unaudited)

Description	Shares	Value

Common Stocks—89.4%

Australia—6.9%
Amcor, Ltd. (a)	263,800	$1,608,986
Lion Nathan, Ltd. (a)	187,356	1,337,983
TABCORP Holdings, Ltd.	90,300	1,202,926
Telstra Corp., Ltd. Installment
Receipts (e)	1,913,800	4,962,861
Wesfarmers, Ltd.	64,779	1,975,522
Total Australia		11,088,278

Brazil—3.3%
CPFL Energia SA	57,500	816,410
Souza Cruz SA (a)	158,300	3,210,875
Ultrapar Participacoes SA
Sponsored ADR (a)	41,900	1,231,860
Total Brazil		5,259,145

Canada—1.0%
Rothmans, Inc.	87,100	1,551,515

Egypt—1.3%
Egyptian Company for Mobile
Services	77,354	2,138,141

Finland—3.5%
Fortum Oyj	189,600	5,509,588

Germany—1.4%
Deutsche Bank AG	7,900	1,060,442
E.ON AG	8,800	1,192,264
Total Germany		2,252,706

Greece—0.8%
Motor Oil (Hellas) Corinth
Refineries SA	47,100	1,305,355

India—0.9%
Oil and Natural Gas Corp., Ltd.	71,389	1,445,354

Ireland—0.5%
FBD Holdings PLC	14,600	757,957

Israel—2.3%
Bank Hapoalim BM	768,918	3,691,990

Italy—4.5%
Eni SpA	185,529	6,016,115
Intesa Sanpaolo	160,300	1,213,085
Total Italy		7,229,200

Japan—2.7%
Ichiyoshi Securities Co., Ltd.	132,900	$2,129,552
Nissen Co., Ltd.	100,600	702,901
Nomura Holdings, Inc.	37,200	773,457
Sega Sammy Holdings, Inc.	33,500	780,224
Total Japan		4,386,134

Mexico—1.4%
Kimberly-Clark de Mexico SAB de
CV, Series A	503,200	2,284,884

Netherlands—0.9%
Koninklijke Wessanen NV	96,063	1,443,701

New Zealand—2.5%
Telecom Corp. of New Zealand,
Ltd.	1,164,200	3,937,267

Norway—2.3%
Statoil ASA	137,950	3,740,228

South Africa—0.9%
Kumba Iron Ore, Ltd.	67,500	1,386,763

South Korea—1.3%
KT Corp. Sponsored ADR (a)	91,900	2,057,641

Spain—0.5%
Gestevision Telecinco SA	27,600	794,681

Taiwan—3.2%
Taiwan Mobile Co., Ltd.	1,097,000	1,175,168
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,951,778	4,004,766
Total Taiwan		5,179,934

Turkey—1.2%
Ford Otomotiv Sanayi AS	100,300	881,917
Turkcell Iletisim Hizmetleri AS
ADR	80,400	1,065,300
Total Turkey		1,947,217

United Kingdom—14.7%
Anglo American PLC	26,705	1,402,155
Barclays PLC	196,800	2,783,014
Friends Provident PLC	302,989	1,143,965
HSBC Holdings PLC	262,500	4,579,629
Kingfisher PLC	593,115	3,236,899
Lloyds TSB Group PLC	475,356	5,221,100
Old Mutual PLC	305,300	982,631

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Premier Foods PLC	119,600	$686,725
Royal Bank of Scotland Group PLC	40,434	1,573,415
Vodafone Group PLC	694,989	1,847,023
Total United Kingdom		23,456,556

United States—31.4%
Altria Group, Inc. (a)	34,100	2,994,321
Bank of America Corp. (a)	115,400	5,887,708
Bristol-Myers Squibb Co. (a)	107,100	2,973,096
CBL & Associates Properties, Inc. (a)	16,100	721,924
Citigroup, Inc. (a)	61,000	3,131,740
Citizens Communications Co. (a)	216,400	3,235,180
Du Pont (E.I.) de Nemours & Co. (a)	58,900	2,911,427
Energy Transfer Equity LP	14,700	539,490
Enterprise GP Holdings LP	12,900	510,840
Enterprise Products Partners LP	14,000	445,200
Hiland Holdings GP LP	15,600	481,884
Huntington Bancshares, Inc.	116,700	2,549,895
Idearc, Inc. (a)	35,350	1,240,785
Louisiana-Pacific Corp. (a)	37,200	746,232
Masco Corp. (a)	83,000	2,274,200
National City Corp. (a)	65,600	2,443,600
Pfizer, Inc. (a)	119,200	3,010,992
The Dow Chemical Co. (a)	120,200	5,512,372
United Online, Inc.	85,900	1,205,177
USA Mobility, Inc.	49,200	980,556
Verizon Communications, Inc. (a)	89,000	3,374,880
Wachovia Corp. (a)	18,500	1,018,425
Washington Mutual, Inc. (a)	51,200	2,067,456
Total United States		50,257,380
Total Common Stock
(Identified cost $126,902,906)		143,101,615

Preferred Stock—2.4%

Brazil—2.4%
Telemar Norte Leste SA, Class A
(Identified cost $4,250,314) (a)	187,800	3,882,669

	Principal
	Amount
	(000) (c)
Foreign Government
Obligations—8.3%

Costa Rica—1.6%
Costa Rican Bono de Estabilizacion
Monetaria:
0.00%, 10/10/07	455,200	$847,626
13.35%, 09/24/08	100	209
Costa Rican Titulos de Propiedad:
0.00%, 04/11/07	431,600	830,315
0.00%, 10/10/07	455,000	847,254
Total Costa Rica		2,525,404

Egypt—3.5%
Central Bank of Egypt Certificates
of Deposit:
0.00%, 04/26/07	3,000	523,328
0.00%, 05/23/07	1,000	173,344
0.00%, 07/04/07	9,000	1,544,169
Egypt Treasury Bills:
0.00%, 04/17/07	11,450	2,001,712
0.00%, 05/01/07	8,350	1,455,029
Total Egypt		5,697,582

Hungary—1.0%
Hungarian Government Bonds:
9.50%, 02/12/09	139,810	779,033
6.50%, 08/12/09	144,530	760,722
Total Hungary		1,539,755

Mexico—1.1%
Mexican Bonos:
8.00%, 12/24/08	8,600	789,202
9.00%, 12/20/12	10,780	1,047,309
Total Mexico		1,836,511

Turkey—1.1%
Turkish Government Bonds:
0.00%, 08/13/08	1,610	903,027
14.00%, 01/19/11	1,263	830,622
Total Turkey		1,733,649

Total Foreign Government
Obligations
(Identified cost $13,096,237)		13,332,901

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000) (c)	Value

Structured Notes—1.5%

Brazil—1.3%
Citibank Brazil Inflation-Linked
Bond NTN-B:
7.90%, 05/18/09 (d)	557	$637,846
7.70%, 08/17/10 (d)	698	790,924
7.35%, 05/18/15 (d)	659	751,090
Total Brazil		2,179,860

Colombia—0.2%
Citibank Colombia TES Credit
Linked Unsecured Note,
9.88%, 04/27/12 (d)	251	314,012
Total Structured Notes
(Identified cost $2,148,840)		2,493,872

Repurchase Agreement—2.0%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$3,255,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $3,198,038)
Proceeds of $3,136,202
(Identified cost $3,135,000) (a)	$ 3,135	3,135,000
Total Investments—103.6%
(Identified cost $149,533,297) (b)		$165,946,057
Liabilities in Excess of Cash and
Other Assets—(3.6)%		(5,830,618)
Net Assets—100.0%		$160,115,439

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2007:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
ARS	04/09/07	375,584	$121,000	$121,148	$148	$-
ARS	04/25/07	929,700	300,000	300,065	65	-
ARS	05/02/07	1,242,000	400,000	400,913	913	-
ARS	05/02/07	2,144,520	690,000	692,244	2,244	-
BRL	08/31/07	6,557,950	2,870,000	3,135,949	265,949	-
BRL	09/20/07	1,267,308	564,000	604,131	40,131	-
BRL	09/20/07	604,927	269,000	288,371	19,371	-
BWP	04/11/07	3,068,182	486,000	489,881	3,881	-
BWP	04/20/07	4,854,242	776,000	773,836	-	2,164
BWP	04/23/07	1,807,766	284,000	288,033	4,033	-
COP	04/02/07	2,844,457,500	1,255,000	1,291,101	36,101	-
COP	04/25/07	638,448,000	282,000	289,490	7,490	-
COP	04/26/07	584,886,000	258,000	265,191	7,191	-
COP	05/16/07	1,235,833,200	567,000	559,775	-	7,225
COP	06/19/07	1,138,918,400	512,000	514,744	2,744	-
EUR	04/12/07	929,466	1,239,211	1,237,854	-	1,357
EUR	05/02/07	676,000	891,756	901,013	9,257	-
GHC	05/24/07	4,403,700,000	466,000	471,429	5,429	-
GHC	06/18/07	739,050,000	78,000	78,793	793	-
GHC	07/09/07	6,094,740,000	647,000	647,122	122	-
GHC	07/16/07	1,724,775,000	183,000	182,845	-	155
GHC	07/24/07	3,956,259,394	417,812	418,657	845	-
GHC	08/27/07	1,721,720,000	182,000	180,821	-	1,179
GHC	09/13/07	4,070,554,000	431,203	425,899	-	5,304
IDR	04/12/07	2,836,080,000	312,000	310,803	-	1,197
IDR	04/12/07	5,285,357,000	581,000	579,217	-	1,783
IDR	04/20/07	11,773,507,500	1,273,500	1,290,247	16,747	-
IDR	06/20/07	11,811,712,500	1,273,500	1,294,434	20,934	-
ILS	04/10/07	3,127,530	742,000	752,567	10,567	-
ILS	04/19/07	3,233,741	768,000	778,323	10,323	-
INR	04/05/07	21,911,295	494,500	503,602	9,102	-
INR	04/05/07	17,217,630	387,000	395,724	8,724	-
INR	04/05/07	9,828,455	227,880	225,894	-	1,986
INR	04/16/07	33,707,190	759,000	772,988	13,988	-
INR	04/23/07	39,550,560	894,000	905,707	11,707	-
INR	05/07/07	23,988,920	542,000	548,159	6,159	-
INR	05/17/07	8,086,540	178,000	184,584	6,584	-
INR	05/18/07	8,086,540	178,000	184,564	6,564	-
KWD	04/30/07	236,369	818,000	816,672	-	1,328
KWD	04/30/07	243,313	842,000	840,662	-	1,338
KWD	06/04/07	239,193	827,000	826,379	-	621
KWD	07/16/07	221,642	766,000	765,747	-	253
KZT	05/08/07	51,546,550	407,000	416,827	9,827	-
KZT	08/02/07	64,438,080	516,000	521,852	5,852	-
KZT	08/09/07	53,796,000	433,315	435,705	2,390	-
KZT	09/10/07	46,879,950	377,000	379,844	2,844	-
MXN	04/09/07	7,399,713	685,000	671,711	-	13,289
MXN	04/09/07	1,057,220	95,457	95,970	513	-
MXN	05/29/07	14,817,441	1,346,000	1,341,595	-	4,405
MXN	03/31/08	3,059,937	270,000	271,738	1,738	-
MYR	04/12/07	1,031,560	295,661	298,536	2,875	-
MYR	04/16/07	2,071,278	594,000	599,554	5,554	-
MYR	04/23/07	2,028,840	583,000	587,478	4,478	-
MYR	05/11/07	2,299,691	663,500	666,509	3,009	-
MYR	05/14/07	2,299,691	663,500	666,609	3,109	-
MYR	06/12/07	845,669	242,000	245,483	3,483	-
NGN	04/05/07	117,423,000	900,000	917,726	17,726	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2007 (concluded):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
NGN	06/05/07	39,262,437	$305,000	$301,834	$-	$3,166
NGN	07/10/07	109,407,720	844,000	832,983	-	11,017
NGN	07/17/07	105,904,006	818,000	806,307	-	11,693
NGN	09/07/07	131,414,400	1,014,000	1,000,533	-	13,467
PEN	08/14/07	1,326,846	412,000	417,418	5,418	-
PEN	08/16/07	1,172,940	369,000	369,000	-	-
PHP	04/17/07	114,468,640	2,288,000	2,372,741	84,741	-
PHP	04/19/07	12,595,560	258,000	261,089	3,089	-
PHP	04/20/07	19,820,920	406,000	410,864	4,864	-
PHP	05/14/07	46,703,250	935,000	968,211	33,211	-
PHP	06/26/07	20,815,180	382,000	431,603	49,603	-
PLN	04/12/07	2,134,339	717,859	736,380	18,521	-
PLN	05/14/07	1,443,323	486,000	498,515	12,515	-
PLN	05/14/07	1,422,892	489,000	491,458	2,458	-
PLN	05/21/07	6,209,225	2,091,000	2,145,094	54,094	-
RON	04/12/07	974,068	378,000	386,315	8,315	-
RON	04/30/07	5,150,000	2,030,197	2,039,224	9,027	-
RUB	08/27/07	14,829,000	566,858	569,928	3,070	-
RUB	11/07/07	19,417,680	724,000	746,326	22,326	-
RUB	02/01/08	101,653,000	3,829,431	3,904,633	75,202	-
RUB	09/19/08	16,102,170	549,000	611,566	62,566	-
SGD	04/10/07	1,542,724	1,007,000	1,016,656	9,656	-
SGD	04/11/07	638,010	417,000	420,475	3,475	-
SGD	04/30/07	1,755,051	1,160,000	1,158,029	-	1,971
SGD	05/07/07	953,756	625,000	629,600	4,600	-
SGD	06/15/07	592,332	390,000	391,994	1,994	-
SGD	08/27/07	527,197	347,000	350,462	3,462	-
SKK	05/02/07	21,172,026	789,000	850,449	61,449	-
SKK	05/23/07	18,226,572	726,687	732,733	6,046	-
SKK	06/13/07	18,676,000	721,610	751,342	29,732	-
TRY	05/31/07	488,807	300,786	344,364	43,578	-
TRY	05/31/07	2,020,669	1,398,000	1,423,558	25,558	-
TZS	04/16/07	380,975,000	291,448	306,644	15,196	-
TZS	04/30/07	404,517,600	304,000	324,820	20,820	-
TZS	05/08/07	1,030,179,000	785,796	825,315	39,519	-
TZS	05/15/07	344,256,000	264,000	275,243	11,243	-
TZS	10/16/07	349,856,500	266,000	267,725	1,725	-
TZS	02/05/08	257,664,000	183,000	190,815	7,815	-
TZS	02/06/08	353,556,000	252,000	261,753	9,753	-
TZS	04/30/08	512,913,902	376,589	374,663	-	1,926
UAH	04/02/07	2,283,000	453,246	453,884	638	-
UAH	04/11/07	3,283,000	649,456	652,743	3,287	-
UAH	04/13/07	5,250,000	1,040,139	1,043,850	3,711	-
UGX	04/11/07	455,250,000	250,000	259,861	9,861	-
UGX	09/10/07	340,280,000	188,000	190,345	2,345	-
Total Forward Currency Purchase Contracts			$67,182,897	$68,452,060	$1,355,987	$86,824

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

Forward Currency Sale Contracts open at March 31, 2007:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
BWP	04/11/07	2,625,351	$416,000	$419,176	$-	$3,176
BWP	04/20/07	2,107,133	335,000	335,907	-	907
COP	04/02/07	1,680,720,000	752,000	762,880	-	10,880
COP	04/02/07	1,163,737,500	535,791	528,221	7,570	-
EUR	05/23/07	546,000	726,687	728,366	-	1,679
HUF	04/27/07	148,550,969	796,909	797,974	-	1,065
HUF	06/26/07	146,299,002	781,011	782,627	-	1,616
INR	04/05/07	15,624,080	361,000	359,099	1,901	-
INR	04/05/07	33,333,300	770,000	766,121	3,879	-
INR	04/16/07	8,901,260	206,000	204,128	1,872	-
MXN	04/09/07	8,456,933	755,522	767,681	-	12,159
MXN	05/29/07	7,868,282	711,000	712,407	-	1,407
PHP	04/17/07	67,047,550	1,381,000	1,389,782	-	8,782
RON	04/12/07	3,131,000	1,239,211	1,241,752	-	2,541
TZS	04/16/07	380,975,000	301,882	306,644	-	4,762
TZS	04/30/07	404,517,600	321,046	324,820	-	3,774
TZS	05/08/07	1,030,179,000	776,907	825,315	-	48,408
UAH	04/02/07	2,283,000	453,877	453,884	-	7
Total Forward Currency Sale Contracts			$11,620,843	$11,706,784	15,222	101,163
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,371,209	$187,987

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2007 (unaudited)

(a) Segregated security for forward currency contracts.

(b) For federal income tax purposes, the aggregate cost was $149,533,297, aggregate gross unrealized appreciation was $17,534,653, aggregate gross unrealized depreciation was $1,121,893 and the net unrealized appreciation was $16,412,760.

(c) Principal amount denominated in respective country’s currency unless otherwise specified.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2007, these securities amounted to 1.6% of net assets and none are considered to be liquid. Principal amount denominated in U.S. dollar. Interest rate shown reflects current yield as of March 31, 2007.

(e) Indicates an equity issuance in which the Fund does not pay the full value of the issue up front. In the purchase of an installment receipt, an initial payment is made to the issuer at the time the issue closes and the remaining balance must be paid in installments, typically within a two-year period. The Fund is still entitled to full voting rights and dividends.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional”
TES – Titulos de Tesoreria

Currency Abbreviations:
ARS — Argentine Peso	MYR — Malaysian Ringgit
BRL — Brazilian Real	NGN — Nigerian Naira
BWP — Botswana Pula	PEN — Peruvian New Sol
COP — Colombian Peso	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RON — Romanian Leu
HUF — Hungarian Forint	RUB — Russian Ruble
IDR — Indonesian Rupiah	SGD — Singapore Dollar
ILS — Israeli Shekel	SKK — Slovenska Koruna
INR — Indian Rupee	TRY — New Turkish Lira
KWD — Kuwaiti Dinar	TZS — Tanzanian Shilling
KZT — Kazak Tenge	UAH — Ukranian Hryvnia
MXN — Mexican Peso	UGX — Ugandan Shilling

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	5.7%
Automotive	0.6
Banking	18.0
Building & Construction	1.4
Chemicals	5.3
Commercial Services	0.8
Computer Software	0.8
Consumer Products	0.5
Drugs	3.7
Electric	4.7
Energy Exploration & Production	0.9
Energy Integrated	7.7
Energy Services	1.2
Financial Services	7.6
Food & Beverages	0.9
Forest & Paper Products	2.9
Insurance	1.2
Leisure & Entertainment	1.2

Manufacturing	1.2
Metals & Mining	1.7
Real Estate	0.5
Retail	2.9
Semiconductors & Components	2.5
Telecommunications	17.9
Subtotal	91.8
Foreign Government Obligations	8.3
Structured Notes	1.5
Repurchase Agreement	2.0
Total Investments	103.6%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2007 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2007